Prepaid Expenses and Other Current Assets, Net - Schedule of Allowance for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Expected Credit Loss [Abstract]
Balance as of the beginning of the year	$ (6,863)	$ (57,609)	$ (28,196)
Expected credit loss provision	(185,413)	(36)	(29,943)
Write-off	14,717	49,980
Exchange difference	7,920	802	530
Balance at the end of the year	$ (169,639)	$ (6,863)	$ (57,609)